Employee and Director Stock Purchase Plans	12 Months Ended
Dec. 31, 2015
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Employee and Director Stock Purchase Plans

15. EMPLOYEE AND DIRECTOR STOCK PURCHASE PLANS

In 1997, the Company adopted an Employee Stock Purchase Plan (“ESPP”) and a Directors Stock Purchase Plan (“DSPP”) (collectively, the “Purchase Plans”). Under the ESPP, as amended and restated in 2009, 323,254 shares were reserved for issuance. Under the DSPP, as amended and restated in 2013, 319,216 shares were reserved for issuance. Under the terms of the Purchase Plans, the Company granted participants an option to purchase shares of Company common stock with an exercise price equal to 95% of market prices. Under the ESPP, employees were permitted, through payroll deduction, to purchase up to $25,000 of fair market value of the Company’s common stock per year. Under the DSPP, directors were permitted to remit funds, on a regular basis, to purchase up to $25,000 of fair market value of the Company’s common stock per year. Participants incurred no brokerage commissions or service charges for purchases made under the Purchase Plans. For the years ended December 31, 2015 and 2014, there were 0 and 3,920 shares, respectively, purchased through the ESPP. For the years ended December 31, 2015 and 2014, there were 0 and 4,606 shares, respectively, purchased through the DSPP. As of October 31, 2014, the ESPP and DSPP, as amended and restated, were terminated, and all shares held in the Purchase Plans were distributed to participants.